LOANS - Nonaccrual loans by loan type (Details 3) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	$ 8,074	$ 7,399
Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	1,595	5,030
Nonfarm, nonresidential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	1,372	2,030
Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	50	267
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	126
Other Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	1,379
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	11	72
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, nonaccrual loans	$ 3,541	$ 4,070